Document and Entity Information	Apr. 05, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 05, 2023
Entity Registrant Name	PARTY CITY HOLDCO INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37344
Entity Tax Identification Number	46-0539758
Entity Address, Address Line One	100 Tice Boulevard
Entity Address, City or Town	Woodcliff Lake
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07677
City Area Code	914
Local Phone Number	345-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01/share
Trading Symbol	PRTYQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001592058